Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of currency exchange rates impact
	Period End Rate			Average Rate
	As of December 31,			For the Years Ended
	2021	2020	2019	2021	2020	2019
Thai Baht	0.0300	0.0333	0.0334	0.0313	0.0320	0.0324
Hong Kong Dollar	0.1282	0.1282	0.1280	0.1282	0.1282	0.1280

Schedule of non-derivative financial liabilities
Year ended December 31, 2021	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$1,028,721	$-	$-	$1,028,721
Borrowings	933,110	859,120	-	1,792,230
Borrowings from related parties	13,506,184	5,332,803	-	18,838,987
Amount due to related parties	2,217,752	-		2,217,752
Other liabilities	1,824,635	54,000	-	1, 878,635
Lease liabilities	2,366,045	-	-	2,366,045
Finance lease liabilities	619,301	666,455	-	1,285,756
Provision for employee benefits	563,243	1,856,583	32,165,128	34,584,954
	$23,058,991	$8,768,961	$32,165,128	$63,993,080

Year ended December 31, 2020	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$1,540,411	$-	$-	$1,540,411
Borrowings from financial institutions	494,994	993,869	-	1,488,863
Borrowings from related parties	-	19,085,812	-	19,085,812
Amount due to related parties	1,670,469	-		1,670,469
Other current liabilities	1,249,106	-	-	1,249,106
Income tax payables	284,627	-	-	284,627
Lease liabilities	2,211,984	2,106,429	-	4,318,413
Finance lease liabilities	701,796	1,074,047	-	1,775,843
Provision for employee benefits	479,261	1,478,194	36,040,019	37,997,474
	$8,632,648	$24,738,351	$36,040,019	$69,411,018

Schedule of net debt analysis
	As of December 31,
	2021	2020
Cash, cash equivalents, and restricted cash	$15,853,811	$10,129,910
Borrowings – repayable within one year	(14,439,294)	(494,994)
Borrowings – repayable within one year	(6,191,923)	(20,079,681)
Net debt	$(4,777,406)	$(10,444,765)

Schedule of estimated useful lives of property and equipment
Estimated useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Tools and equipment	5 years
Furniture, fixtures and office equipment	5 years
Vehicles	5,10 years
GDM machines	5 years
Robots	5 years

Schedule of disaggregation information of revenue by service type
	For the year ended December 31,
Service Type	2021	Percentage of Total Revenue	2020	Percentage of Total Revenue	2019	Percentage of Total Revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$11,205,580	31.9%	$12,045,914	32.0%	$12,052,738	31.2%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	4,556,538	13.0%	4,822,354	12.8%	4,958,139	12.9%
ATM Management	10,809,497	30.7%	12,542,613	33.3%	14,024,291	36.4%
Cash Processing (CPC)	3,034,360	8.6%	2,842,209	7.5%	2,283,835	5.9%
Cash Center Operations (CCT)	2,802,171	8.0%	3,256,423	8.6%	3,661,135	9.5%
Consolidate Cash Center (CCC)	182,263	0.5%	-	-%	-	-%
Cheque Center Service (CDC)	59,923	0.2%	61,197	0.2%	394,290	1.0%
Others **	5,270	0.0%	399,977	1.1%	38,570	0.1%
Cash Deposit Management Solutions (GDM)	1,644,611	4.7%	1,457,307	3.9%	1,158,082	3.0%
Robotic AI solutions	368,659	1.0%	220,788	0.6%	-	-%
Information security	484,318	1.4%	-	-%	-	-%
Total	$35,153,190	100%	$37,648,782	100%	$38,571,080	100%